Financial Instruments - Schedule of Investments (Details) - U.S. Treasury bills - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 174,602	$ 217,669
Unrealized Gains	0	0
Unrealized Losses	(287)	(465)
Fair Value	$ 174,315	$ 217,204